Nature and continuance of operations (Narrative) (Details) - CAD ($)	4 Months Ended
	Apr. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Nature And Continuance Of Operations [Abstract]
Accumulated deficit		$ 58,014,482	$ 55,992,684
Working capital		$ 3,735,356
Proceeds from equity financings	$ 6,948,778